united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

17605 Wright Street, Omaha, Nebraska 68130

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 6/30

Date of reporting period: 12/31/14

Item 1. Reports to Stockholders.

SEMI-ANNUAL REPORT

December 31, 2014

Giralda Fund

Manager Shares – GDAMX

Giralda Risk Managed Growth Fund

Class I Shares – GRGIX

1-855-GIRALDA
www.giraldafunds.com

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Giralda Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC Member FINRA

December 31, 2014

Dear Shareholders,

This report covers the performance of The Giralda Fund and Giralda Risk-Managed Growth Fund (the “Funds”) for the period ended December 31, 2014. We also provide our management discussion and investment outlook.

Performance Review

Net total returns1 for the Funds are shown in the charts and table below. To provide context, total returns are also shown for the peer group category (Long/Short Equity) assigned to the Funds by Morningstar. In addition, the table shows total returns, gross of fees and expenses, for the S&P 500 Stock Index and the Dow Jones Industrial Average.

Total Returns -- Annualized† through 12/31/2014 (unaudited)
The Giralda Fund (GDAMX)
Giralda Risk-Managed Growth Fund (GRGIX)
Morningstar Long/Short Equity Category
† Periods less than 12 months are not annualized
* Inception date - GRGIX
** Inception date - GDAMX
Returns are net of fees
25%
20%
15%
10%
5%
0%
-5%
Last 3 mos.
Last 6 mos.
Since 5/28/2014*
Last 12 mos.
Last 24 mos.
Last 36 mos.
Since 7/19/2011**
Source: Bloomberg, Morningstar.com

Total Returns -- by Calendar Year (unaudited)
The Giralda Fund (GDAMX)
Morningstar Long/Short Equity Category
Returns are net of fees
35%
30%
25%
20%
15%
10%
5%
0%
2014
2013
2012
Source: Bloomberg, Morningstar.com

[1]	Total returns include the reinvestment of dividends.

Northern Lights Fund Trust • The Giralda Fund :: Giralda Risk-Managed Growth Fund :: 80 Arkay Drive, Hauppauge, NY 11788

1

	Total Returns (unaudited)
	Annualized† through 12/31/2014							By Calendar Year
	Last 3	Last 6	Since	Last 12	Last 24	Last 36	Since
	mos.	mos.	5/28/14*	mos.	mos.	mos.	7/19/11**	2014	2013	2012
The Giralda Fund (GDAMX)	2.9%	3.5%	6.7%	9.2%	18.5%	15.2%	9.1%	9.2%	28.6%	9.0%
Giralda Risk-Managed Growth Fund(GRGIX)	2.6%	2.8%	5.8%
Morningstar Long/Short Equity Category	1.3%	-0.1%	1.3%	2.9%	9.0%	8.7%	4.6%	2.9%	14.6%	5.2%
Equity Indexes
S&P 500 INDEX	4.9%	6.1%	9.1%	13.7%	22.7%	20.4%	16.1%	13.7%	32.4%	16.0%
DJIA INDEX	5.2%	7.2%	8.6%	10.0%	19.4%	16.3%	13.5%	10.0%	29.7%	10.2%

Source: Bloomberg and Morningstar.com	†Returns for periods less than 12 months are not annualized

Returns for the Funds and Morningstar category are net of fees and expenses	* Inception date - GRGIX

Returns for indexes are gross off fees and expenses	** Inception date - GDAMX

The performance quoted in the table represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. Investors cannot invest directly in an index or benchmark. For performance information current to the most recent month-end, please call toll-free 1-855-GIRALDA. Additional information can be found on our website,www.GiraldaFunds.com.

On December 26, 2014, the Funds paid dividends of $0.0556 per GDAMX share and $0.0235 per GRGIX share.

Management Discussion

Each Fund contains two proprietary risk management devices: (i) a sector rotation strategy designed to offer risk management against sustained equity market downturns; and (ii) a suite of “tail risk hedges” designed to provide risk management against sudden and severe market crashes. Two market events in recent months deserve special commentary in light of these devices.

The first event was the downward pressure on equities in the energy industry during the latter half of 2014, driven by the decline in the price of crude oil. Our sector rotation algorithms essentially viewed this as a buying opportunity. This view was supported by fundamental analysis which suggested that oil prices were much closer to a bottom than a top. This positioning allowed us to exploit the short-term rallies in the energy sector during the fourth quarter of 2014, and our sector rotation strategy as a whole enjoyed a strong +5% return net of expenses during the last six months on a stand-alone basis. While we enter 2015 invested in the energy sector as part of our overall sector allocation, we continue to closely monitor the situation, and may yet exit the sector should it display additional and sustained weakness.

The second event was the sharp decline in the broad U.S. equity market during October, driven largely by fears of a global economic slowdown, dangerously low inflation in Europe, and ripples from the steep drop in oil prices. From its peak close on 9/18/14, the S&P 500 Stock Index dropped -7.3% through 10/15/14 on a total return basis, most of which (-5.4%) occurred in the week between 10/8/14 and 10/15/14. Market observers were opining at the time whether this was the advent of the long-awaited market correction (generally defined as a drop of at least -10% from a market peak). Such a correction had not occurred for several years and many considered it overdue by historical standards. The Funds’

Northern Lights Fund Trust • The Giralda Fund :: Giralda Risk-Managed Growth Fund :: 80 Arkay Drive, Hauppauge, NY 11788
2

tail risk hedging devices transitioned responsively into defensive mode by mid-October. As a result, any further market decline would likely have been dampened. What happened next was that the equity market rebounded very quickly, ended October above its prior peak value, and continued its upswing through November. Here again, the Funds’ tail risk hedging devices responded, promptly unwinding their defensive positioning in a matter of days, and allowing the Funds to participate in the market’s ensuing run-up. There was an “opportunity cost” during this period, representing the amount of market upswing dampened by being in partial defensive mode during the unwind. For the full fourth quarter of 2014, the total cost of our tail risk hedges, including this opportunity cost, was roughly 1.4% of return relative to the S&P 500 Total Return Index.

This October event was similar to one that occurred in late January/early February of 2014 and which we described in our 6/30/14 shareholder letter. For the full calendar year 2014, spanning both events, our total tail risk hedging cost was approximately 3% of return relative to the S&P 500 Total Return Index.

Let us put this cost in perspective. The tail risk hedging cost in any particular year is variable, depending on the behavior of the equity market and its volatility. While the approximate cost for 2014 was 3%, it was under 2% for 2013 and 2012. In each of these years, this cost (which is measured as a “performance drag” against the S&P 500 Total Return Index) was less than the performance differential between the S&P 500 and the Dow Jones Industrial Average, the two major U.S. large-cap equity indexes. For additional perspective, in our whitepaper “Is It Worth It? Assessing the Value of Risk-Managed Investing,”2 we estimate how much cost — in terms of performance drag in rising markets — a rational investor could tolerate for downside protection of various levels and still have the protection add value over a complete market cycle. Our analysis in the whitepaper documents that downside risk management devices that deliver protection equivalent to what we estimate our tail risk hedges deliver can support an annual cost of at least 6% to 7% of return relative to the S&P 500 Total Return Index. The hedging costs the Funds have experienced, even in the most expensive calendar year in their history, are considerably below that threshold. That said, we continually research ever more cost effective ways to attempt to deliver downside protection, and we expect to be implementing enhancements over time as our analyses and testing indicate.

In each of the market volatility events to date, our tail risk hedges responded precisely as we would want: transitioning into defensive mode incrementally over a period of days — so as to minimize the possibility of being confounded by false signals and to avoid “paying for protection” against shallow non-correction-level declines — and then promptly reverting to neutral mode when it became clear that the danger had passed.

In light of the cost comparisons just discussed and the performance comparisons in the charts and table above, we are pleased to report that the Funds are delivering risk-managed exposure to the US large-cap equity market in what we believe to be a very competitive and cost-effective manner. We remain confident in the Funds’ ability to continue to deliver on their objective going forward.

[2]	Uses daily returns of the S&P 500 Total Return Index since 1936. Paper available on our website www.GiraldaAdvisors.com.

Northern Lights Fund Trust • The Giralda Fund :: Giralda Risk-Managed Growth Fund :: 80 Arkay Drive, Hauppauge, NY 11788

3

Investment Outlook

As of December 31, 2014, the U.S. continues its sluggishly stubborn recovery, despite less-than-robust economies in most of the rest of the world. The domestic housing and labor markets, which had been laggards during much of this recovery, have been improving for some time recently, with room and momentum for further improvement. Lower energy prices should be a boon to most U.S. industries.

With respect to the U.S. large-cap equity markets, the positive economic environment, a strong corporate earnings picture, and ongoing accommodative monetary policy provide support for a bullish stance. Valuations are getting richer but, in our opinion, are not stretched to the point that should cause undue concern. However, there are signs that market volatility is moving higher, and the long-awaited market correction may occur at any time without warning. The catalyst could be any number of things — from a virulent epidemic outbreak to a massive terrorist attack to Greece exiting the euro — and is likely to be something completely unexpected. We believe that equity investors would be wise to protect their exposure from potential drawdown, ideally using risk management devices that are agnostic as to the exact nature of the catalyst, as our devices are.

During the Funds’ existence to date, we have seen neither extended bear markets nor catastrophic crashes, against which the Funds explicitly seek to provide protection. As we have said from the start, the true worth of this protection can be evaluated only over several market cycles. Particularly since, in our opinion, we have been able to deliver the protection in a very cost-effective manner with minimal performance drag during periods when, in retrospect, protection was not needed, we believe that the Funds continue to represent a prudent long-term holding within a diversified portfolio. In this regard, users of the Funds have positioned them in various ways within portfolios:

●	As a core equity holding — We believe that most investors, no matter how conservative or aggressive, need equities in their portfolio to meet their long-term financial objectives. However, the volatility and, specifically, the downside risk of equities scare many investors, and cause them to hold insufficient amounts of equities in their portfolios. The Funds represent an approach to equity investing that offers protection potential against downside risk, helping investors meet their long-term financial goals while allowing them to sleep at night.

●	As a liquid alternative — Each Fund’s objective — seeking long-term capital appreciation while attempting to protect against major declines by using its risk management strategies — offers what we believe is a much more potent risk/return profile than a typical liquid alternative, and at substantially lower fees than a typical hedge fund.

●	As a substitute for an aggressive allocation fund — We believe that the Funds provide risk management more directly and efficiently than a fund that does so implicitly (and arguably less reliably) through an allocation to non-equity asset classes.

Northern Lights Fund Trust • The Giralda Fund :: Giralda Risk-Managed Growth Fund :: 80 Arkay Drive, Hauppauge, NY 11788

4

Regardless of the actual positioning of the Funds within the portfolio, we believe a meaningful allocation to the Funds will materially enhance the risk-return profile of the overall portfolio.

Thank you for your confidence and support. It is a privilege to serve you.

Sincerely,

Jerry Miccolis, CFA®, CFP®, FCAS, MAAA, CERA

Chief Investment Officer

Giralda Advisors

Northern Lights Fund Trust • The Giralda Fund :: Giralda Risk-Managed Growth Fund :: 80 Arkay Drive, Hauppauge, NY 11788

5

Disclosures:

Investors cannot directly invest in an index and unmanaged index returns do not reflect any fees, expenses, or sales charges.

Investors should carefully consider the investment objectives, risks, charges, and expenses of the Funds. This and other important information about the Funds is contained in the prospectuses, which can be obtained at www.GiraldaFunds.com or by calling 855-447-2532 (855-GIRALDA). The prospectuses should be read carefully before investing. The Funds are distributed by Northern Lights Distributors, LLC member FINRA/SIPC. Giralda Advisors, LLC is not affiliated with Northern Lights Distributors, LLC.

Mutual funds involve risk including the possible loss of principal. ETFs and mutual funds are subject to specific risks, depending on the nature of the underlying strategy of the fund. These risks could include liquidity risk and sector risk, to name a few. Investments in lesser-known, small, and medium capitalization companies may be more vulnerable than larger, more established organizations. As a non-diversified fund, the Funds may be more vulnerable to any single economic, business, political or regulatory occurrence than a diversified investment company fund. Derivative instruments involve risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments.

Per the October 28, 2014 Prospectus, the expense ratio of The Giralda Fund, exclusive of “acquired fund fees and expenses” (e.g., the expenses within the ETFs held by the Funds) and after partial waiver of advisory fees, as described below, is 0.69%. The Funds’ investment adviser has contractually agreed to waive one-half of its 1.00% advisory fee within The Giralda Fund, at least until October 31, 2015. Without this waiver, The Giralda Fund’s total annual operating expenses would be 1.19% exclusive of “acquired fund fees and expenses.” The Funds’ investment adviser has contractually agreed to reduce its fees and/or absorb expenses of Giralda Risk-Managed Growth Fund, at least until October 31, 2015, to ensure that the net annual fund operating expenses exclusive of “acquired fund fees and expenses” will not exceed 1.55% and 1.30% attributable to the Class A and Class I shares, respectively, subject to possible recoupment from the Fund in future years. Without these waivers, the Giralda Risk-Managed Growth Fund’s total annual operating expenses exclusive of “acquired fund fees and expenses” would be 2.52% and 2.27% attributable to Class A and Class I shares, respectively.

Morningstar is an independent provider of financial information.

The Standard and Poor’s (S&P) 500 Stock Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

The Dow Jones Industrial Average (DJIA) is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. It has been a widely-followed indicator of the stock since October 1, 1928.

4045-NLD-1/16/2015

Northern Lights Fund Trust • The Giralda Fund :: Giralda Risk-Managed Growth Fund :: 80 Arkay Drive, Hauppauge, NY 11788

6

The Giralda Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2014

Shares		Value
	EXCHANGE TRADED FUNDS - 99.0%
	EQUITY FUNDS - 99.0%
427,100	Consumer Discretionary Select Sector SPDR Fund	$30,815,265
570,800	Consumer Staples Select Sector SPDR Fund	27,678,092
350,800	Energy Select Sector SPDR Fund	27,769,328
1,641,700	Financial Select Sector SPDR Fund	40,599,241
437,000	Health Care Select Sector SPDR Fund	29,882,060
490,100	Industrial Select Sector SPDR Fund	27,724,957
393,400	iShares US Technology ETF	41,070,960
214,600	iShares US Telecommunications ETF	6,283,488
260,700	Materials Select Sector SPDR Fund	12,664,806
162,800	Utilities Select Sector SPDR Fund	7,687,416
	TOTAL EXCHANGE TRADED FUNDS (Cost - $176,618,425)	252,175,613

	SHORT-TERM INVESTMENTS - 1.0%
	MONEY MARKET FUND - 1.0%
2,586,740	Short-Term Investments Trust -STIC Prime Portfolio - Private Class - 0.01% +	2,586,740
	TOTAL SHORT-TERM INVESTMENTS (Cost - $2,586,740)

	TOTAL INVESTMENTS (Cost - $179,205,165) (a) - 100.0%	$254,762,353
	LIABILITIES LESS OTHER ASSETS - (0.0)%	(99,646)
	NET ASSETS - 100.0%	$254,662,707

+	Money Market Fund; Interest rate reflects seven-day effective yield on December 31, 2014.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $180,794,052 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$74,018,459
Unrealized Depreciation:	(50,158)
Net Unrealized Appreciation:	$73,968,301

						Unrealized
		Notional	Termination	Fair	Upfront Premiums	Appreciation
TOTAL RETURN SWAP CONTRACTS:	Counterparty	Amount	Date	Value	Paid/(Received)	(Depreciation)(1)

Index swap on Barclays ASTRO US Variable Excess Return- to receive Total Return vs. Fee (0.00%(Days/365))	Barclays	$28,000,000	5/29/2015	$(1,031,523)	$—	$(1,031,523)
Index swap on Deutsche Bank ProVol Balanced Index- to receive Total Return vs. Fee (1.00%(Days/365))	Deutsche Bank	28,000,000	5/21/2015	—	—	—
Index swap on SGI Alpha ERC Index - to receive Total Return vs. Fee (0.65%(Days/360))	Societe Generale	14,000,000	7/6/2015	396,697	11,214	385,483
Index swap on SGI Vol Select 2 Index - to receive Total Return vs. Fee (0.65% spread (Days/360))	Societe Generale	28,000,000	7/6/2015	(2,108,361)	—	(2,108,361)

				$(2,743,187)	$11,214	$(2,754,401)

(1)	Amount subject to equity contracts risk exposure at December 31, 2014.

THE GIRALDA FUND PORTFOLIO COMPOSITION**
(Unaudited)

Exchanged Traded Funds	99.0%
Short-Term Investments	1.0%
100.0%

** Based on Portfolio Market Value and holdings as of December 31, 2014.

The accompanying notes are an integral part of these financial statements.

7

Giralda Risk-Managed Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2014

Shares		Value
	EXCHANGE TRADED FUNDS - 99.2%
	EQUITY FUNDS - 99.2%
30,750	Consumer Discretionary Select Sector SPDR Fund	$2,218,613
41,100	Consumer Staples Select Sector SPDR Fund	1,992,939
25,350	Energy Select Sector SPDR Fund	2,006,706
118,150	Financial Select Sector SPDR Fund	2,921,849
31,450	Health Care Select Sector SPDR Fund	2,150,551
35,300	Industrial Select Sector SPDR Fund	1,996,921
28,350	iShares US Technology ETF	2,959,740
15,500	iShares US Telecommunications ETF	453,840
18,800	Materials Select Sector SPDR Fund	913,304
11,750	Utilities Select Sector SPDR Fund	554,835
	TOTAL EXCHANGE TRADED FUNDS (Cost - $17,244,020)	18,169,298

	SHORT-TERM INVESTMENTS - 2.1%
	MONEY MARKET FUND - 2.1%
388,228	Short-Term Investments Trust -STIC Prime Portfolio - Private Class - 0.01% +	388,228
	TOTAL SHORT-TERM INVESTMENTS (Cost - $388,228)

	TOTAL INVESTMENTS (Cost - $17,632,248) (a) - 101.3%	$18,557,526
	LIABILITIES LESS OTHER ASSETS - (1.3)%	(239,590)
	NET ASSETS - 100.0%	$18,317,936

+	Money Market Fund; Interest rate reflects seven-day effective yield on December 31, 2014.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $17,632,248 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$1,116,297
Unrealized Depreciation:	(191,019)
Net Unrealized Appreciation:	$925,278

				Unrealized
		Notional	Termination	Appreciation
TOTAL RETURN SWAP CONTRACTS:	Counterparty	Amount	Date	(Depreciation)(1)

Index swap on Barclays ASTRO US Variable Excess Return Index- to receive Total Return vs. Fee (0.00%(Days/365))	Barclays	$1,600,000	5/29/2015	$(58,944)
Index swap on Barclays ASTRO US Variable Excess Return Index- to receive Total Return vs. Fee (0.00%(Days/365))	Barclays	400,000	5/29/2015	(14,736)
Index swap on Deutsche Bank ProVol Balanced Index - to receive Total Return vs. Fee (1.00%(Days/365))	Deutsche Bank	1,000,000	5/21/2015	—
Index swap on Deutsche Bank ProVol Balanced Index - to receive Total Return vs. Fee (1.00%(Days/365))	Deutsche Bank	600,000	5/21/2015	—
Index swap on Deutsche Bank ProVol Balanced Index - to receive Total Return vs. Fee (1.00%(Days/365))	Deutsche Bank	400,000	5/21/2015	—
Index swap on SGI Alpha ERC Index - to receive Total Return vs. Fee (0.65%(Days/365))	Societe Generale	795,867	7/6/2015	22,714
Index swap on SGI Alpha ERC Index - to receive Total Return vs. Fee (0.65%(Days/365))	Societe Generale	200,000	7/6/2015	5,708
Index swap on SGI Vol Select 2 Index - to receive Total Return vs. Fee (0.65% spread (Days/360))	Societe Generale	1,600,000	7/6/2015	(129,127)
Index swap on SGI Vol Select 2 Index - to receive Total Return vs. Fee (0.65% spread (Days/360))	Societe Generale	400,000	7/6/2015	(19,058)

Net unrealized depreciation on swap contracts:				$(193,443)

(1)	Amount subject to equity contracts risk exposure at December 31, 2014.

GIRALDA RISK-MANAGED GROWTH FUND PORTFOLIO COMPOSITION**
(Unaudited)

Exchanged Traded Funds	97.9%
Short-Term Investments	2.1%
100.0%

** Based on Portfolio Market Value and holdings as of December 31, 2014.

The accompanying notes are an integral part of these financial statements.

8

Giralda Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
December 31, 2014

		Giralda Risk-Managed
	The Giralda Fund	Growth Fund
Assets:
Investments in Securities at Cost	$179,205,165	$17,632,248
Investments in Securities at Market Value	$254,762,353	$18,557,526
Cash held as Collateral for Swaps	2,810,909	—
Receivable for Fund Shares Sold	—	27,048
Premium Paid for Swap Agreements	11,214	—
Prepaid Expenses and Other Assets	8,106	13,370
Total Assets	257,592,582	18,597,944

Liabilities:
Payable for Securities Purchased - Swaps	46,511	3,654
Payable for Fund Shares Redeemed	29,480	57,415
Accrued Advisory Fees	—	10,237
Unrealized Depreciation on Swap Contracts	2,754,401	193,443
Payables to Other Affiliates	27,486	6,782
Accrued Interest Payable - Swaps	55,466	3,623
Accrued Expenses and Other Liabilities	16,531	4,854
Total Liabilities	2,929,875	280,008

Net Assets	$254,662,707	$18,317,936

Composition of Net Assets:
At December 31, 2014, Net Assets consisted of:
Paid-in-Capital	$178,481,263	$17,723,253
Accumulated Net Investment Income	1,475,023	60,743
Accumulated Net Realized Gain (Loss) From Investments and Swap Contracts	1,903,634	(197,895)
Net Unrealized Appreciation on Investments and Swap Contracts	72,802,787	731,835
Net Assets	$254,662,707	$18,317,936

Net Asset Value Per Share
Manager Shares:
Net Assets	$254,662,707	$—
Shares of Beneficial Interest Outstanding (Unlimited shares of no par beneficial interest authorized)	19,133,413	—
Net Asset Value, Offering Price and Redemption Price per Share ($254,662,707/19,133,413 shares outstanding) (a)	$13.31	$—

Class I Shares:
Net Assets	$—	$18,317,936
Shares of Beneficial Interest Outstanding (Unlimited shares of no par beneficial interest authorized)	—	1,735,418
Net Asset Value, Offering Price and Redemption Price per Share ($18,317,936/1,735,418 shares outstanding) (a)	$—	$10.56

(a)	Redemptions of shares held less than 60 days may be assessed a redemption fee of 1.00%.

The accompanying notes are an integral part of these financial statements.

9

Giralda Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended December 31, 2014

		Giralda Risk-Managed
	The Giralda Fund	Growth Fund *
Investment Income:
Dividend Income	$2,446,372	$163,769
Interest Income	89	17
Total Investment Income	2,446,461	163,786

Expenses:
Investment Advisory Fees	1,310,358	74,175
Administration Fees	106,325	8,455
Fund Accounting Fees	29,235	—
Registration and Filing Fees	22,685	11,130
Custody Fees	20,165	2,740
Transfer Agent Fees	13,610	3,862
Chief Compliance Officer Fees	9,577	3,054
Legal Fees	9,075	4,729
Printing Expense	8,066	3,589
Audit Fees	7,814	12,350
Insurance Expense	6,050	504
Trustees’ Fees	6,050	3,704
Miscellaneous Expenses	2,773	1,168
Total Expenses	1,551,783	129,460
Less: Investment Advisory Fees Waived	(1,310,358)	(32,753)
Net Expenses	241,425	96,707
Net Investment Income	2,205,036	67,079

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on:
Investments	6,295,704	(155,277)
Swap Contracts	(787,060)	(42,618)
	5,508,644	(197,895)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	3,975,370	708,673
Swap Contracts	(2,647,303)	(197,699)
	1,328,067	510,974

Net Realized and Unrealized Gain on Investments	6,836,711	313,079

Net Increase in Net Assets Resulting From Operations	$9,041,747	$380,158

*	The Giralda Risk-Managed Growth Fund commenced operations on May 28, 2014.

The accompanying notes are an integral part of these financial statements.

10

The Giralda Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the six months	For the year
	ended	ended
	December 31, 2014	June 30, 2014
	(Unaudited)
Operations:
Net Investment Income	$2,205,036	$3,902,617
Net Realized Gain on Investments, Swaps, and Options	5,508,644	7,826,475
Net Change in Unrealized Appreciation on Investments and Swaps	1,328,067	40,194,965
Net Increase in Net Assets Resulting From Operations	9,041,747	51,924,057

Distributions to Shareholders From:
Capital Gains
Manager Class ($0.06 and $0.00 per share, respectively)	(1,060,734)	—
Total Distributions to Shareholders	(1,060,734)	—

Capital Share Transactions:
Manager Class
Proceeds from Shares Issued	2,120,782	17,487,596
Distributions Reinvested	1,060,734	—
Cost of Shares Redeemed	(17,053,783)	(38,624,170)
Redemption Fees	113	1,139
	(13,872,154)	(21,135,435)

Class I
Proceeds from Shares Issued	—	4,119,920
Distributions Reinvested	—	—
Cost of Shares Redeemed	—	(15,178,708)
Redemption Fees	—	46
	—	(11,058,742)

Net Decrease from Capital Share Transactions	(13,872,154)	(32,194,177)

Total Net Increase (Decrease) in Net Assets	(5,891,141)	19,729,880

Net Assets:
Beginning of Period	260,553,848	240,823,968
End of Period (including accumulated net investment income (loss) of $1,475,016 and $(730,013)	$254,662,707	$260,553,848

The accompanying notes are an integral part of these financial statements.

11

The Giralda Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the six months	For the year
	ended	ended
	December 31, 2014	June 30, 2014
	(Unaudited)
SHARE ACTIVITY
Manager Class
Shares Sold	163,120	1,485,335
Shares Reinvested	78,572	—
Shares Redeemed	(1,294,614)	(3,275,380)
Net decrease in shares of beneficial interest outstanding	(1,052,922)	(1,790,045)

Class I
Shares Sold	—	351,678
Shares Reinvested	—	—
Shares Redeemed	—	(1,249,839)
Net decrease in shares of beneficial interest outstanding	—	(898,161)

The accompanying notes are an integral part of these financial statements.

12

Giralda Risk-Managed Growth Fund
STATEMENT OF CHANGES IN NET ASSETS

	For the six months	For the period
	ended	ended
	December 31, 2014	June 30, 2014 *
	(Unaudited)
Operations:
Net Investment Income	$67,079	$28,791
Net Realized Gain (Loss) on Investments and Swaps	(197,895)	5,644
Net Change in Unrealized Appreciation on Investments and Swaps	510,974	220,861
Net Increase in Net Assets Resulting From Operations	380,158	255,296

Distributions to Shareholders From:
Net Investment Income:
Class I Shares ($0.02 and $0.00 per share, respectively)	(40,771)	—
Total Distributions to Shareholders	(40,771)	—

Capital Share Transactions:
Class I
Proceeds from Shares Issued	9,529,122	9,048,151
Distributions Reinvested	40,771	—
Cost of Shares Redeemed	(894,267)	(967)
Redemption Fees	443	—
	8,676,069	9,047,184

Net Increase from Capital Share Transactions	8,676,069	9,047,184

Total Net Increase in Net Assets	9,015,456	9,302,480

Net Assets:
Beginning of Period	9,302,480	—
End of Period (including undistributed net investment income of $60,743 and $34,435 respectively)	$18,317,936	$9,302,480

SHARE ACTIVITY
Class I
Shares Sold	912,986	904,060
Shares Reinvested	3,808	—
Shares Redeemed	(85,341)	(95)
Net increase in shares of beneficial interest outstanding	831,453	903,965

*	The Giralda Risk-Managed Growth Fund commenced operations on May 28, 2014.

The accompanying notes are an integral part of these financial statements.

13

The Giralda Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

	Manager Class
	For the six months		For the year	For the year		For the period
	ended		ended	ended		ended
	December 31, 2014		June 30, 2014	June 30, 2013		June 30, 2012 (1)
	(Unaudited)
Net Asset Value, Beginning of Period	$12.91		$10.54	$9.35		$10.00
From Operations:
Net investment income (a)	0.11		0.19	0.18		0.11
Net gain (loss) from investments (both realized and unrealized)	0.35		2.18	1.01		(0.67)
Total from operations	0.46		2.37	1.19		(0.56)

Distributions to shareholders from net investment income	—		—	(0.00	) (g)	(0.09)
net realized gains	(0.06)		—	—		—
Total distributions	(0.06)		—	(0.00)		(0.09)

Paid in capital from redemption fees	0.00	(g)	0.00 (g)	0.00	(g)	0.00	(g)

Net Asset Value, End of Period	$13.31		$12.91	$10.54		$9.35

Total Return (b)	3.52	% (d)	22.49%	12.77%		(5.53	)% (d)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$254,663		$260,554	$231,546		$210,684
Ratio of expenses to average net assets, before waiver (e)	1.18	% (c)	1.19%	1.18%		1.25	% (c)
net of waiver (e)	0.18	% (c)	0.19%	0.18%		0.25	% (c)
Ratio of net investment income to average net assets (e) (f)	1.68	% (c)	1.57%	1.85%		1.24	% (c)
Portfolio turnover rate	6	% (d)	28%	155%		571	% (d)

(1)	The Giralda Fund commenced operations on July 19, 2011.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Annualized.

(d)	Not annualized.

(e)	Does not include the expenses of other investment companies in which the Fund invests.

(f)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(g)	Amount is less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

14

Giralda Risk-Managed Growth Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.

	Class I
	For the six months		For the period
	ended		ended
	December 31, 2014		June 30, 2014 (1)
	(Unaudited)
Net Asset Value, Beginning of Period	$10.29		$10.00
From Operations:
Net investment income (a)	0.05		0.03
Net gain from investments (both realized and unrealized)	0.24		0.26
Total from operations	0.29		0.29

Distributions to shareholders from net investment income	(0.02)		—
Total distributions	(0.02)		—

Paid in capital from redemption fees	0.00	(g)	—

Net Asset Value, End of Period	$10.56		$10.29

Total Return (b)	2.85	% (d)	2.90	% (d)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$18,318		$9,302
Ratio of expenses to average net assets, before waiver (e)	1.74	% (c)	2.27	% (c)
net of waiver (e)	1.30	% (c)	1.30	% (c)
Ratio of net investment income to average net assets (e) (f)	0.90	% (c)	3.64	% (c)
Portfolio turnover rate	31	% (d)	0	% (d)

(1)	The Giralda Risk-Managed Growth Fund commenced operations on May 28, 2014.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Annualized.

(d)	Not annualized.

(e)	Does not include the expenses of other investment companies in which the Fund invests.

(f)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(g)	Amount is less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

15

The Giralda Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
December 31, 2014

1.	ORGANIZATION

The Giralda Fund (the “Giralda Fund”) and Giralda Risk-Managed Growth Fund (the “Risk-Managed Growth Fund”) are each a non-diversified series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2005. The Trust is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company. The Giralda Fund offers one class of shares designated as Manager Class. The Risk-Managed Growth Fund offers Class A and I share classes. Class A did not commence operations during the six months ended December 31, 2014. The primary investment objective of both Funds is capital appreciation. The Giralda Fund commenced operations on July 19, 2011 and the Risk-Managed Growth Fund commenced operations on May 28, 2014. The Giralda Fund and the Risk-Managed Growth Fund are collectively referred to herein as the “Funds”.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Exchange traded options, futures and options on futures are valued at the final settle price or, in the absence of a settle price, at the last sale price on the day of valuation. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Total Return Swaps are valued based on a price received from the underlying financial institution where the swap is being held.

In unusual circumstances, securities may be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Trust’s Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Funds may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representative from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as an audit firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – This team is composed of one or more representative from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the

16

The Giralda Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2014

adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value using the methods established by the boards of directors of the Underlying Funds.

Open-end investments companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds utilize various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

17

The Giralda Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2014

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2014 for the Funds’ assets measured at fair value:

Giralda Fund

Assets	Level 1	Level 2		Level 3	Total
Exchange-Traded Funds	$252,175,613	$—		$—	$252,175,613
Short-Term Investments	2,586,740	—		—	2,586,740
Total	$254,762,353	$—		$—	$254,762,353
Derivatives
Open Swap Contracts	$—	$385,483	*	$—	$385,483
Liabilties
Open Swap Contracts	$—	$3,139,884	*	$—	$3,139,884

Risk-Managed Growth Fund

Assets	Level 1	Level 2		Level 3	Total
Exchange-Traded Funds	$18,169,298	$—		$—	$18,169,298
Short-Term Investments	388,228	—		—	388,228
Total	$18,557,526	$—		$—	$18,557,526
Derivatives
Open Swap Contracts	$—	$28,422	*	$—	$28,422
Liabilities
Open Swap Contracts	$—	$221,865	*	$—	$221,865

The Funds did not hold any Level 3 securities during the period.

There were no transfers into and out of Level 1 and Level 2 during the period.

*	The amounts shown for swaps are unrealized appreciation/depreciation

It is the Funds’ policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

See Portfolio of Investments for Industry Classification.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Swap Agreements – The Funds are subject to equity price risk and/or interest rate risk in the normal course of pursuing their respective investment objectives. The Funds may hold fixed-rate bonds, the value of which may decrease if interest rates rise, and equities subject to equity price risk. The Funds may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments. For the six months ended December 31, 2014, the net change in unrealized appreciation (depreciation) on the swap contracts subject to equity price risk for the Giralda Fund and Risk-Managed Growth Fund was $(2,647,303) and $(197,699), respectively, which can be found on the Statements of Operations. For the six months ended December 31, 2014, no swaps were subject to other risk classifications.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Funds amortize upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statement of

18

The Giralda Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2014

Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations. The Funds maintain a cash balance as collateral to secure their obligations under the swaps. The amounts posted as collateral for each broker were as follows, Societe Generale posted $1,790,000 and Barclays posted $1,020,000 to the Giralda Fund in cash, for Deutsche Bank no cash collateral was required at December 31, 2014. For the Risk-Managed Growth Fund, there was no cash collateral required at Societe Generale, Deutsche Bank or Barclays. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Each Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. For the six months ended December 31, 2014, the Giralda Fund and Risk-Managed Growth Fund had net realized loss of $(787,060) and $(42,618) respectively, resulting from swap activity, which can be found on the Statements of Operations.

Option Transactions – The Funds are subject to equity price risk in the normal course of pursuing their investment objective and may purchase or sell options to help hedge against risk. When the Funds write a call option, an amount equal to the premium received is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Funds enter into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As the writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in price of the security underlying the written option. The Funds did not have any open option positions as of December 31, 2014.

The Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Funds to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Funds upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Funds. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Funds, the benefits realized by the Funds as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default. The Funds did not have any net realized gains or losses for the six months ended December 31, 2014.

The derivative instruments outstanding as of December 31, 2014 as disclosed in the Portfolios of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for the Funds. Also see note 4.

Offsetting of Financial Assets and Derivative Assets –

The Funds’ policy is to recognize a gross asset or liability equal to the gross appreciation (depreciation) of the derivative. During the six months ended December 31, 2014, the Funds were subject to master netting arrangements. The following table shows additional information regarding the offsetting of assets and liabilities at December 31, 2014:

19

The Giralda Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2014

Assets:	Gross Amounts Not Offset in the Statement of Assets & Liabilities

	Gross Amounts
	Presented in the
	Statement of	Financial	Cash Collateral
Description	Assets & Liabilities	Instruments	(Pledged)/Received	Net Amount
Giralda Fund
Barclays	$—	$—	$—	$—
Deutsche Bank	—	—	—	—
Societe Generale	396,697	(385,483)	(11,214)	—
	$396,697	$(385,483)	$(11,214)	$—

Liabilities	Gross Amounts Not Offset in the Statement of Assets & Liabilities

	Gross Amounts
	Presented in the
	Statement of	Financial	Cash Collateral
Description	Assets & Liabilities	Instruments	(Pledged)/Received	Net Amount
Barclays	$1,031,523	$—	$—	$1,031,523
Deutsche Bank	—	—	—	—
Societe Generale	2,108,361	(385,483)	—	1,722,878
	$3,139,884	$(385,483)	$—	$2,754,401

Assets:	Gross Amounts Not Offset in the Statement of Assets & Liabilities

	Gross Amounts
	Presented in the
	Statement of	Financial	Cash Collateral
Description	Assets & Liabilities	Instruments	(Pledged)/Received	Net Amount
Risk-Managed Growth Fund
Barclays	$—	$—	$—	$—
Deutsche Bank	—	—	—	—
Societe Generale	28,422	(28,422)	—	—
	$28,422	$(28,422)	$—	$—

Liabilities	Gross Amounts Not Offset in the Statement of Assets & Liabilities

	Gross Amounts
	Presented in the
	Statement of	Financial	Cash Collateral
Description	Assets & Liabilities	Instruments	(Pledged)/Received	Net Amount
Barclays	$73,680	$—	$—	$73,680
Deutsche Bank	—	—	—	—
Societe Generale	148,185	(28,422)	—	119,763
	$221,865	$(28,422)	$—	$193,443

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The Funds did not have withholding taxes on foreign dividends for the six months ended December 31, 2014.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust. The Funds’ income, expenses (other than the class specific distribution fees) and realized and unrealized gains and losses are allocated proportionally each day between the classes based upon the relative net assets of each class.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to

20

The Giralda Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2014

shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded as of or during the six months ended December 31, 2014, related to uncertain tax positions taken on the returns filed for the open tax years 2012 and 2013 for the Giralda Fund, or expected to be taken in both Funds’ 2014 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal, Nebraska State and foreign jurisdictions’ where the Funds make significant investments; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next six months.

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. The Funds will declare and pay net realized capital gains, if any, annually. The character of income and gains to be distributed is determined in accordance with Federal income tax regulations, which may differ from GAAP.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – Pursuant to an investment advisory agreement with the Trust on behalf of the Funds (the “Advisory Agreement”), investment advisory services are provided to the Funds by Giralda Advisors, LLC (the “Adviser”). Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of 1.00% of the average daily net assets of the Funds. For the six months ended December 31, 2014, the Adviser earned advisory fees for the Giralda Fund and Risk-Managed Growth Fund of $1,310,358 and $74,175, respectively.

The Adviser has contractually agreed to waive all or part of its management fees and/or make payments to limit Fund expenses (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser)) at least until October 31, 2015, so that the total annual operating expenses of the Funds do not exceed 0.30% and 1.30% (the “expense limitation”) of the average daily net assets of the Giralda Fund’s Manager Class and Risk-Managed Growth Fund’s Class I shares, respectively (the “Waiver Agreement”). In addition to the Waiver Agreement, the Adviser has voluntarily agreed to waive its management fee for services rendered to the Giralda Fund’s Manager Class at least until October 31, 2015. For the six months ended December 31, 2014, the Adviser waived fees for Giralda Fund and Risk-Managed Growth Fund in the amount of $1,310,358 and $32,753, respectively. Contractual waivers and expense payments may be recouped by the Adviser from the Funds, to the extent that overall expenses fall below the expense limitation, within three years of when the amounts were waived, except the voluntary advisory fee waiver for the Manager Class of Giralda Fund may not be recouped. As of December 31, 2014, the Risk-Managed Growth Fund had $7,669 of expense reimbursement that was subject to recapture that will expire on June 30, 2017.

Pursuant to a separate servicing agreement with Gemini Fund Services (“GFS”), the Funds pay GFS fees for providing administration, fund accounting and transfer agency services to the Funds. GFS provides a Principal Executive Officer and a Principal Financial Officer to the Funds. A trustee of the Funds is affiliated with GFS.

21

The Giralda Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2014

In addition, certain affiliates of GFS provide ancillary services to the Funds as follows:

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Gemcom, LLC (“Gemcom”) – Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Gemcom receives fees from the Funds.

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”), an affiliate of GFS.

4.	INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than short-term securities, for the six months ended December 31, 2014, amounted to $14,422,214 and $30,259,553, respectively for Giralda Fund and $12,966,955 and $4,539,643, respectively for Risk-Managed Growth Fund.

5.	REDEMPTION FEES

The Funds may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells his or her shares after holding them for less than 60 days. The redemption fee is paid directly to the Funds. For the six months ended December 31, 2014, the Giralda Fund and Risk-Managed Growth Fund assessed $113 and $443, respectively, in redemption fees.

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions for the year ended June 30, 2013, was as follows:

		Long-Term Capital
	Ordinary Income	Gain	Total
The Giralda Fund	$92,930	$—	$92,930

The Funds had no distributions for the period ended June 30, 2014.

As of June 30, 2014, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Ordinary	Long-Term	Loss Carry	and Late Year	Appreciation/	Accumulated
	Income	Gains	Forwards	Losses	(Depreciation)	Earnings/(Deficits)
The Giralda Fund	$—	$—	$(955,389)	$(837,111)	$69,992,931	$68,200,431
Giralda Risk-Managed Growth Fund	38,691	—	—	—	216,605	255,296

The difference between book basis and tax basis unrealized appreciation, accumulated net income (loss) and accumulated net realized gain (loss) from security transactions, option contracts and swap contracts is primarily attributable to the tax deferral of losses on wash sales and the mark-to-market on open swap contracts.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Giralda Fund incurred and elected to defer such late year losses of $837,111.

22

The Giralda Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2014

At June 30, 2014, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains along with capital loss carry forwards utilized in the current year as follows:

	Short-term	Long-term	Total	Utilized
The Giralda Fund	$955,389	$—	$955,389	$10,211,317
Giralda Risk Managed Growth Fund	—	—	—	—

Permanent book and tax differences, primarily attributable to tax adjustments for swaps, resulted in reclassification for the period ended June 30, 2014 as follows:

	Paid	Undistributed	Undistributed
	in	Ordinary	Long-Term
	Capital	Income (Loss)	Gains (Loss)
The Giralda Fund	$—	$(2,827,753)	$2,827,753
Giralda Risk Managed Growth Fund	—	5,644	(5,644)

7.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

23

Giralda Funds
DISCLOSURE OF FUND EXPENSES (Unaudited)
December 31, 2014

As a shareholder of the Funds you incur (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period from July 1, 2014 through December 31, 2014.

Actual Expenses: The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes: The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Hypothetical
	Actual			(5% return before expenses)
	Beginning	Ending	Expenses	Beginning	Ending	Expenses	Fund’s
	Account	Account	Paid	Account	Account	Paid	Annualized
	Value	Value	During	Value	Value	During	Expense
	7/1/14	12/31/14	Period	7/1/14	12/31/14	Period*	Ratio

The Giralda Fund – Manager Class	$1,000.00	$1,035.20	$0.92*	$1,000.00	$1,024.30	$0.92	0.18%
Giralda Risk-Managed Growth Fund – Class I	$1,000.00	$1,028.50	$6.65*	$1,000.00	$1,018.65	$6.61	1.30%

*	Expenses Paid During Period are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184 days and divided by 365 (to reflect the number of days in the period ended December 31, 2014).
24

The Giralda Funds
SUPPLEMENTAL INFORMATION (Unaudited)
December 31, 2014

Giralda Fund* (Adviser- Giralda Advisors, LLC)

In connection with the regular meeting held on December 9-10, 2014, the Board of Trustees (the “Trustees”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of an investment advisory agreement by and among Giralda Advisors, LLC (the “Adviser”) and the Trust, with respect to Giralda Fund (the “Fund”). In considering the renewal of the Advisory Agreement, the Trustees received materials specifically relating to the Advisory Agreement.

The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Services. The Trustees reviewed the background and experience of the key professionals providing services to the Fund, noting that Giralda Advisors was founded in 1988 and has current assets under management of approximately $280 million, providing investment management services primarily to two mutual funds and a unified managed account. The Trustees reviewed the background information on the investment personnel responsible for servicing the Fund, taking into consideration the investment teams financial industry experience with the CIO having approximately four decades in risk management and actuarial fields. The Trustees noted that there had been some personnel changes within the investment team during the year that should not have any negative impact on the adviser’s ability to service the Fund. The Trustees reviewed the adviser’s investment process noting Giralda Advisors’ investment decisions are based on a proprietary quantitative momentum based sector rotation algorithm which is continuously reviewed, refined, and tested. The Trustees reviewed Giralda Advisors’ broker-dealer selection process noting they utilize three to four broker dealer relationships for execution taking into consideration quality of execution and commission cost factors, and using a grading system to evaluate broker-dealers. The Trustees acknowledged that the adviser has not had any material compliance or litigation issues to report since the previous advisory contract approval. The Trustees took note of Giralda Advisors’ strong risk management culture that combines a quantitative momentum strategy with tail risk hedging strategies to provide risk managed exposure to the equity markets designed to limit asset depreciation during sharp market downturns while allowing asset appreciation in up-trending markets. The Trustees concluded that the adviser should continue to provide high level quality service to the Fund for the benefit of its shareholders.

Performance. The Trustees reviewed the performance of the Fund over the 1-year, 2-year, and 3-year periods, noting that the Fund outperformed its blended benchmark, the Long/Short Equity Morningstar Category, and the Fund’s peer group over all periods. The Trustees noted that the Fund has a 5-star Morningstar rating for the 3-year period. After further

25

The Giralda Funds
SUPPLEMENTAL INFORMATION (Unaudited)
December 31, 2014

discussion, the Trustees agreed that the adviser is achieving the Fund’s objective and its performance is acceptable.

Fees and Expenses. The Trustees compared the investment management fee charged to the Fund with the average fee charged by funds in its peer group and the Morningstar category average. They noted that the advisory fee was higher than the peer group average but lower than the Morningstar average. As to the expense ratio, they noted that the Fund’s ratio was below the peer group average and the Morningstar average, due primarily to fee waivers. They noted that the adviser had waived all of its advisory fees through the end of 2014, and would waive 50 basis points of its advisory fee through October 31, 2015. Overall they found the fees and expenses were reasonable.

Economies of Scale. The Trustees noted the adviser’s assertion that the adviser has not achieved meaningful economies of scale in managing the Fund, and was not likely to achieve further economies of scale because the Fund is closed to new investors. After discussion, the Trustees determined that economies of scale would be revisited when the advisory contract is next renewed.

Profitability. The Trustees reviewed a profitability analysis provided by the adviser and noted that, based on the information provided, the adviser is not realizing a profit from its relationship with the Fund. They noted that the reason the adviser has not been profitable is that it has waived a significant portion of its fees, as the investors are separately managed account clients and the adviser has been paid for its services at the separately managed account level. The Trustees concluded that the adviser has not been excessively profitable from its relationship with the Fund.

Conclusion. Having requested and received such information from the adviser as the Trustees believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Trustees concluded that the advisory fee is reasonable and that renewal of the agreement is in the best interests of NLFT and the shareholders of Giralda.

*	Due to timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.
26

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603
27

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.
28

How to Obtain Proxy Voting Information

Information regarding how each Fund votes proxies relating to portfolio securities during the most recent year ending June 30 as well as a description of the policies and procedures that each Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-855-GIRALDA or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-GIRALDA.

Investment Adviser
Giralda Advisors, LLC
One Giralda Farms, Suite 130
Madison, NJ 07940

Administrator
Gemini Fund Services, LLC
80 Arkay Drive
Hauppauge, NY 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, President

Date 3/9/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, President

Date 3/9/15

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Treasurer

Date 3/9/15